Equipment and Furnishings (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 15,004	$ 13,978
Depreciation and amortization expense	15,004	$ 13,978
Equipment And Furnishing [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 11,752